Consolidated Balance Sheets - Revised 2015 - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 93,836	$ 139,314
Trade receivables, net of allowance for doubtful accounts of $8,647 and $7,278 as of December 31, 2016 and 2015, respectively (Note 2 and 3)	503,751	309,874
Trade receivables from related companies (Note 4)	11,509	18,963
Due from related companies (Note 4)	9,548	6,887
Derivative asset (Note 14)	0	22,416
Inventories (Note 5)	187,766	114,531
Prepayments and other current assets, net of allowances for doubtful accounts of $2,160 and $565, as of December 31, 2016 and 2015, respectively (Note 6)	95,885	116,004
Deferred tax asset (Note 23)	3,769	2,133
Restricted cash (Note 2)	3,188	828
Total current assets	909,252	730,950
FIXED ASSETS:
Advances for other fixed assets under construction	2,985	398
Vessels, cost (Note 7)	457,401	480,346
Vessels, accumulated depreciation (Note 7)	(107,426)	(109,328)
Vessels' net book value	349,975	371,018
Other fixed assets, net (Note 8)	238,480	246,783
Total fixed assets	591,440	618,199
OTHER NON-CURRENT ASSETS:
Deferred charges, net (Note 9)	19,748	25,007
Intangible assets (Note 10)	7,708	8,778
Goodwill	66,031	66,031
Derivative asset (Note 14)	6,041	0
Other non-current assets	713	1,046
Total non-current assets	100,241	100,862
Total assets	1,600,933	1,450,011
CURRENT LIABILITIES:
Short-term borrowings (Note 12)	261,359	249,497
Short-term borrowings from related companies (Note 4)	20,000	0
Current portion of long-term debt (Note 13)	33,495	26,398
Trade payables to third-parties	131,576	72,413
Other payables to related companies (Note 4)	1,344	1,190
Deferred tax liability (Note 23)	0	990
Derivative liability (Note 14)	12,503	0
Accrued and other current liabilities (Note 11)	37,435	43,260
Total current liabilities	497,712	393,748
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 13)	502,777	434,120
Deferred tax liability (Note 23)	6,626	2,563
Derivative liability (Note 14)	987	420
Other non-current liabilities	3,240	2,273
Total non-current liabilities	513,630	439,376
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued (Note 21)	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2016 and December 31, 2015; 41,375,461 and 51,382,492 shares issued and 39,403,822 and 49,410,853 shares outstanding at December 31, 2016 and December 31, 2015, respectively (Note 21)	414	514
Treasury stock, $0.01 par value; 1,971,639 shares, repurchased at December 31, 2016 and December 31, 2015 (Note 21)	(29,327)	(29,327)
Additional paid-in capital (Note 21)	418,215	394,068
Retained earnings	200,231	251,632
Total AMPNI stockholders' equity	589,533	616,887
Non-controlling interest	58	0
Total equity	589,591	616,887
Total liabilities and equity	$ 1,600,933	$ 1,450,011